Pension and Other Postretirement Employee Benefits (OPEB) Plans (Expected Long-Term Rate of Return on Assets Assumption) (Details) - Successor - Pension Plan [Member]	12 Months Ended
Dec. 31, 2017
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Expected Long-term Rate of Return	4.60%
US Equity Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Expected Long-term Rate of Return	6.40%
International Equity Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Expected Long-term Rate of Return	7.30%
Fixed Income Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Expected Long-term Rate of Return	3.90%